Quarterly Holdings Report
for
Fidelity Freedom® 2040 Fund
June 30, 2024
F40-NPRT1-0824
1.818372.119
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.27% to 5.33% 7/5/24 to 9/26/24 (b) (Cost $41,165,932)	41,330,000	41,166,639

Domestic Equity Funds - 49.4%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	42,056,211	517,711,952
Fidelity Series Blue Chip Growth Fund (c)	71,850,263	1,419,042,698
Fidelity Series Commodity Strategy Fund (c)	2,515,004	244,634,396
Fidelity Series Growth Company Fund (c)	107,322,307	2,640,128,742
Fidelity Series Intrinsic Opportunities Fund (c)	41,263,779	475,771,370
Fidelity Series Large Cap Stock Fund (c)	109,111,204	2,503,011,018
Fidelity Series Large Cap Value Index Fund (c)	49,753,242	779,633,298
Fidelity Series Opportunistic Insights Fund (c)	65,957,270	1,575,719,172
Fidelity Series Small Cap Core Fund (c)	5,841,960	67,299,375
Fidelity Series Small Cap Discovery Fund (c)	18,773,162	207,818,903
Fidelity Series Small Cap Opportunities Fund (c)	48,342,405	722,235,523
Fidelity Series Stock Selector Large Cap Value Fund (c)	126,797,320	1,739,659,226
Fidelity Series Value Discovery Fund (c)	101,679,080	1,555,689,932
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,501,286,913)		14,448,355,605

International Equity Funds - 39.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	50,487,862	761,861,845
Fidelity Series Emerging Markets Fund (c)	81,251,175	748,323,323
Fidelity Series Emerging Markets Opportunities Fund (c)	159,951,862	3,008,694,524
Fidelity Series International Growth Fund (c)	118,278,081	2,166,854,438
Fidelity Series International Small Cap Fund (c)	24,652,588	420,326,630
Fidelity Series International Value Fund (c)	172,245,439	2,177,182,347
Fidelity Series Overseas Fund (c)	154,215,005	2,169,805,121
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,986,266,637)		11,453,048,228

Bond Funds - 11.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	1,413,448	13,682,174
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,836,737	14,014,305
Fidelity Series Emerging Markets Debt Fund (c)	18,755,971	146,484,137
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	5,159,812	45,664,335
Fidelity Series Floating Rate High Income Fund (c)	3,117,326	27,993,586
Fidelity Series High Income Fund (c)	17,824,884	150,085,520
Fidelity Series International Credit Fund (c)	1,238,137	10,041,292
Fidelity Series International Developed Markets Bond Index Fund (c)	34,150,283	291,984,919
Fidelity Series Investment Grade Bond Fund (c)	117,791,646	1,163,781,467
Fidelity Series Long-Term Treasury Bond Index Fund (c)	254,203,378	1,395,576,548
Fidelity Series Real Estate Income Fund (c)	2,897,812	28,079,801
TOTAL BOND FUNDS (Cost $3,861,435,811)		3,287,388,084

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (d) (Cost $43,199,544)	43,190,906	43,199,544

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $22,433,354,837)	29,273,158,100
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(17,265,174)
NET ASSETS - 100.0%	29,255,892,926

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	129	Sep 2024	15,113,640	9,925	9,925
ICE MSCI Emerging Markets Index Contracts (United States)	1,476	Sep 2024	80,309,160	157,660	157,660

TOTAL EQUITY INDEX CONTRACTS					167,585

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	10,244	Sep 2024	1,126,679,938	7,161,596	7,161,596
CBOT 5-Year U.S. Treasury Note Contracts (United States)	6,269	Sep 2024	668,138,266	3,277,612	3,277,612

TOTAL TREASURY CONTRACTS					10,439,208

TOTAL PURCHASED					10,606,793

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,342	Sep 2024	370,492,650	(818,288)	(818,288)

TOTAL FUTURES CONTRACTS					9,788,505
The notional amount of futures purchased as a percentage of Net Assets is 6.6%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $41,166,639.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	30,298,230	158,162,141	145,260,493	444,274	(334)	-	43,199,544	0.1%
Total	30,298,230	158,162,141	145,260,493	444,274	(334)	-	43,199,544

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	13,562,294	85,820	149,631	7,100	285	183,406	13,682,174
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	14,026,472	84,257	149,795	5,537	(22,702)	76,073	14,014,305
Fidelity Series All-Sector Equity Fund	502,581,335	2,462,507	8,593,342	-	50,072	21,211,380	517,711,952
Fidelity Series Blue Chip Growth Fund	1,386,969,227	8,265,815	101,552,798	-	34,193,752	91,166,702	1,419,042,698
Fidelity Series Canada Fund	766,011,562	15,182,118	7,753,155	-	465,875	(12,044,555)	761,861,845
Fidelity Series Commodity Strategy Fund	191,232,171	53,205,795	4,889,212	-	64,426	5,021,216	244,634,396
Fidelity Series Emerging Markets Debt Fund	146,003,052	3,044,644	1,636,395	2,178,718	9,141	(936,305)	146,484,137
Fidelity Series Emerging Markets Debt Local Currency Fund	46,601,981	220,417	430,497	-	(15,471)	(712,095)	45,664,335
Fidelity Series Emerging Markets Fund	728,996,659	4,162,943	21,206,782	-	701,445	35,669,058	748,323,323
Fidelity Series Emerging Markets Opportunities Fund	2,930,045,676	35,210,051	110,398,701	-	(37,501)	153,875,001	3,008,694,526
Fidelity Series Floating Rate High Income Fund	27,721,692	787,928	300,008	630,487	(681)	(215,345)	27,993,586
Fidelity Series Government Money Market Fund 5.42%	512,115	-	512,115	831	-	-	-
Fidelity Series Growth Company Fund	2,586,681,005	26,142,799	204,306,147	-	48,426,618	183,184,467	2,640,128,742
Fidelity Series High Income Fund	149,226,841	3,181,248	1,615,495	2,331,067	292	(707,366)	150,085,520
Fidelity Series International Credit Fund	9,983,120	133,354	15,036	133,353	342	(60,488)	10,041,292
Fidelity Series International Developed Markets Bond Index Fund	252,569,129	47,412,300	2,944,861	2,950,893	(28,714)	(5,022,935)	291,984,919
Fidelity Series International Growth Fund	2,163,861,459	59,880,404	21,819,430	-	946,628	(36,014,623)	2,166,854,438
Fidelity Series International Small Cap Fund	427,047,943	8,984,655	4,450,939	-	327,087	(11,582,116)	420,326,630
Fidelity Series International Value Fund	2,174,332,933	43,920,788	48,883,448	-	2,766,553	5,045,521	2,177,182,347
Fidelity Series Intrinsic Opportunities Fund	487,230,846	10,037,663	6,058,271	-	326,625	(15,765,493)	475,771,370
Fidelity Series Investment Grade Bond Fund	1,098,244,693	103,309,300	30,976,030	11,982,544	(328,071)	(6,468,425)	1,163,781,467
Fidelity Series Large Cap Stock Fund	2,436,340,988	33,130,452	78,208,907	-	11,177,884	100,570,601	2,503,011,018
Fidelity Series Large Cap Value Index Fund	765,384,682	38,759,962	7,971,807	-	422,988	(16,962,527)	779,633,298
Fidelity Series Long-Term Treasury Bond Index Fund	1,524,269,777	65,304,167	157,089,743	12,357,968	(65,254,185)	28,346,532	1,395,576,548
Fidelity Series Opportunistic Insights Fund	1,542,454,054	25,126,681	96,642,764	-	17,451,409	87,329,792	1,575,719,172
Fidelity Series Overseas Fund	2,169,632,884	41,818,308	41,020,757	-	511,970	(1,137,284)	2,169,805,121
Fidelity Series Real Estate Income Fund	27,757,005	593,775	299,724	436,335	1,773	26,972	28,079,801
Fidelity Series Short-Term Credit Fund	819,466	1	815,307	940	18,675	(22,835)	-
Fidelity Series Small Cap Core Fund	68,522,316	490,430	96,716	319,745	9,920	(1,626,575)	67,299,375
Fidelity Series Small Cap Discovery Fund	212,532,303	25,414,462	2,191,991	12,430,313	10,329	(27,946,200)	207,818,903
Fidelity Series Small Cap Opportunities Fund	716,166,146	29,712,515	7,315,949	-	512,855	(16,840,044)	722,235,523
Fidelity Series Stock Selector Large Cap Value Fund	1,706,263,209	90,383,559	17,537,207	-	515,044	(39,965,379)	1,739,659,226
Fidelity Series Value Discovery Fund	1,525,579,016	98,049,009	15,887,294	-	516,915	(52,567,714)	1,555,689,932
	28,799,164,051	874,498,127	1,003,720,254	45,765,831	53,741,578	465,108,417	29,188,791,919

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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